Key Management Personnel Compensation and Related Party Disclosure	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of key management personnel compensation [Abstract]
Key Management Personnel compensation and related party disclosure

18. Key Management Personnel compensation and related party disclosure

The Key Management Personnel of Incannex Healthcare Limited during the year were:

Troy Valentine

Peter Widdows

Joel Latham

Sud Agarwal (resigned 28 June 2022)

George Anastassov (appointed 28 June 2022)

Key management personnel compensation

	2022	2021
	$	$
Short-term employee benefits	1,333,992	761,231
Post-employment benefits	47,547	38,877
Share based payments	1,028,634	672,699
Total KMP compensation	2,410,173	1,472,807

Transactions with related entities

Transactions between related parties are on commercial terms and conditions, no more favourable than those available to other parties unless otherwise stated.

During the year, $407,824 (2021: $97,976) in fees were paid to Alignment Capital Pty Ltd (“Alignment”), an entity in which Mr Valentine is a director. Alignment was engaged by the Company to manage the exercise of IHLOB options program.

21. Key Management Personnel compensation and related party disclosure

The Key Management Personnel of Incannex Healthcare Limited during the years were:

Troy Valentine

Peter Widdows

Joel Latham

Sud Agarwal

Key management personnel compensation

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Short-term employee benefits	$761,231	$638,201
Share based payments(1)	672,699	565,448
Post-employment benefits	38,877	29,985
Total KMP compensation	$1,472,807	$1,233,634

(1)	The Company notes the amounts do not agree to the Consolidated Statements of Changes in Equity for the year ended 30 June 2021. The Company notes there was a reversal of expense in the amount of $72,656 related to 88,000,000 share options issued to Cannvalate Pty Ltd due to the options being forfeited. These options had been issued during financial year ended June 30, 2020.

Transactions with related entities

Transactions between related parties are on commercial terms and conditions, no more favourable than those available to other parties unless otherwise stated.

During the year ended 30 June 2021, $97,976 (2020: $145,200) fees were paid to Alignment Capital Pty Ltd (“Alignment”), an entity in which Mr Valentine is a director. Alignment was engaged by the Company to act as lead manager in the various capital raisings conducted during the year.

Cannvalate Pty Ltd (Cannvalate) is an entity of which Dr Sud Agarwal is a significant shareholder, the CEO and a director. In March 2019, the Company entered into a distribution agreement with Cannvalate. As stated in Note 4, of the total revenue from medicinal cannabis in the fiscal year ended 30 June 2020, 100% was through Cannvalate’s distribution network. This agreement is no longer effective and was terminated in June 2021.

As stated in Note 19, On 9 August 2019, at a general meeting of shareholders, the issue of 120,000,000 options to Cannvalate as remuneration for Cannvalate’s management of the Company’s clinical program was approved. This amount was initially recorded as a payable as at 30 June 2019 and transferred to reserves in the year ended 30 June 2020.

There $229,889 of amounts payable to related parties as of 30 June 2021, which are included in trade and other payables on the consolidated statements of financial position.